Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management [Abstract]
Maturity profile, based on undiscounted contractual cash flows [text block]
	At 31 December
	2018		2017
(in USD million)	Non-derivative financial liabilities	Derivative financial liabilities	Non-derivative financial liabilities	Derivative financial liabilities

Year 1	12,020	271	14,502	166
Year 2 and 3	5,624	677	5,246	85
Year 4 and 5	5,042	203	4,441	369
Year 6 to 10	10,761	611	11,630	283
After 10 years	9,617	725	11,294	204

Total specified	43,064	2,488	47,114	1,107

Credit risk exposure, internal credit grades [text block]
(in USD million)	Non-current financial receivables	Trade and other receivables	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2018
Investment grade, rated A or above	460	1,811	682	100
Other investment grade	150	5,412	350	183
Non-investment grade or not rated	244	1,265	0	35

Total financial asset	854	8,488	1,032	318

At 31 December 2017
Investment grade, rated A or above	262	2,148	1,079	84
Other investment grade	214	6,135	525	71
Non-investment grade or not rated	247	278	0	5

Total financial asset	723	8,560	1,603	159